Basis of consolidation (Tables)	12 Months Ended
Dec. 31, 2017
Basis of consolidation (Tables) [Abstract]
Controlled entities and investment funds included in the consolidated financial statements

Below are highlighted the controlled entities and investment funds included in the consolidated financial statements of Banco Santander. Similar information regarding companies accounted by the equity method by the Bank is provided in Note 12.

Directly and Indirectly controlled by Banco Santander (Brasil) S.A.			Participation %
	Activity	Direct	Direct and Indirect
Banco Bandepe S.A.	Bank	100.00%	100.00%
Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)	Leasing	78.57%	99.99%
Aymoré Crédito, Financiamento e Investimento S.A. (Aymoré CFI)	Financial	100.00%	100.00%
Santander Brasil Administradora de Consórcio Ltda. (Santander Brasil Consórcio)	Buying club	100.00%	100.00%
Atual Companhia Securitizadora de Créditos Financeiros (Atual Securitizadora) (13)	Securitization	100.00%	100.00%
Santander Corretora de Câmbio e Valores Mobiliários S.A. (Santander CCVM)	Broker	99.99%	100.00%
Santander Corretora de Seguros, Investimentos e Serviços S.A. (Santander Corretora de Seguros) (Previously named as Santander Participações S.A.) (3)(5) (7)(9)(10)(11) (20) (21)(22)	Other Activities	100.00%	100.00%
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Getnet S.A.)	Payment Institution	88.50%	88.50%
Sancap Investimentos e Participações S.A. (Sancap)	Holding	100.00%	100.00%
Santander Brasil EFC	Financial	100.00%	100.00%
Santander Holding Imobiliária S.A. (Current Corporate Name of da Webcasas S.A.) (2) (17)	Holding	100.00%	100.00%

Controlled by Atual Securitizadora (13) (18)
Ipanema Empreendimentos e Participações (18)	Credit Management and Recovery Management	-	70.00%

Controlled by Ipanema Empreendimentos e Participações (18)
Gestora de Investimentos Ipanema (18)	Resource Manager	-	100.00%

Controlled by Getnet S.A.
Auttar HUT Processamento de Dados Ltda. (Auttar HUT)	Other Activities	-	100.00%
Integry Tecnologia e Serviços A.H.U Ltda. (Integry Tecnologia) (12)	Other Activities	-	100.00%
Toque Fale Serviços de Telemarketing Ltda. (Toque Fale)	Other Activities	-	100.00%

Controlled by Sancap
Santander Capitalização S.A.	Savings and annuities	-	100.00%
Evidence Previdência S.A.	Social Securities	-	100.00%

Controlled by Aymoré CFI
Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super Pagamentos) (1) (19)	Payment Institution	-	100.00%
Banco Olé Bonsucesso Consignado S.A. (Olé Consignado)(14)	Bank	-	60.00%
Banco PSA Finance Brasil S.A.	Bank	-	50.00%

Controlled by Olé Consignado (14)
BPV Promotora de Vendas e Cobrança Ltda.	Other Activities	-	100.00%
Olé Tecnologia Ltda. ((Current Corporate Name of Bonsucesso Tecnologia Ltda.) (4)	Other Activities	-	100.00%

Controlled by Santander Leasing
Santander Finance Arrendamento Mercantil S.A. (Current Corporate Name of PSA Finance Arrendamento Mercantil S.A. (Santander Finance Arrendamento Mercantil))	Leasing	-	100.00%

		Participation %
Directly and Indirectly controlled by Banco Santander (Brasil) S.A.	Activity	Direct	Direct and Indirect
Santander FIC FI Contract I Referenciado DI	Investment Fund		(a)
Santander Fundo de Investimento Unix Multimercado Crédito Privado	Investment Fund		(a)
Santander Fundo de Investimento Diamantina Multimercado Crédito Privado de Investimento no Exterior	Investment Fund		(a)
Santander Fundo de Investimento Amazonas Multimercado Crédito Privado de Investimento no Exterior	Investment Fund		(a)
Santander Fundo de Investimento SBAC Referenciado DI Crédito Privado	Investment Fund		(a)
Santander Fundo de Investimento Guarujá Multimercado Crédito Privado de Investimento no Exterior	Investment Fund		(a)
Santander Fundo de Investimento Financial Curto Prazo	Investment Fund		(a)
Santander Fundo de Investimento Capitalization Renda Fixa	Investment Fund		(a)
Santander Paraty QIF PLC (6)	Investment Fund		(a)
Santander FI Hedge Strategies Fund (Santander FI Hedge Strategies) (6)	Investment Fund		(a)
BRL V - Fundo de Investimento Imobiliário-FII (8)	Real Estate Investment Fund		(a)
Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL VI) (15)	Investment Fund		(a)
Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL V) (16)	Investment Fund		(a)